Share-based Payments Arrangement - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions								1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2019 $ / shares shares	Oct. 31, 2018 $ / shares shares	Dec. 19, 2017 $ / shares shares	Oct. 22, 2015 shares	Jan. 31, 2014 shares	Aug. 31, 2013 shares	May 07, 2013 shares	Mar. 31, 2018 shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Jul. 31, 2020 $ / shares	Jun. 30, 2019 $ / shares	Aug. 31, 2018 $ / shares	Jul. 31, 2018 $ / shares	Jun. 30, 2018 $ / shares	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs										$ 8,000,000	$ 0	$ 2,000,000	$ 17,000,000
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares							1
Option expire period							six years
Exercise Price									$ 66.20	$ 66.20								$ 66.20	$ 70.70
Compensation costs | $										$ 0		$ 0	$ 0
Outstanding stock options									0	0		0	5,318,000	0						5,926,000
Exercisable price												$ 0	$ 66.20
Senao International Co., Ltd. (SENAO) [Member] | Stock Option Granted in April Member 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs | $													$ 15,600,000
Number of treasury stock transfer to its specific employees | shares													6,658,000
Senao International Co., Ltd. (SENAO) [Member] | 2 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period							two years
Vesting percentage							50.00%
Senao International Co., Ltd. (SENAO) [Member] | 3 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period							three years
Vesting percentage							25.00%
Senao International Co., Ltd. (SENAO) [Member] | 4 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period							four years
Vesting percentage							25.00%
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares		1,000	1,000	1,000
Compensation costs | $													$ 0
Shares issued | shares								7,842,000
Reserve for employee subscription | shares								1,176,000
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period										five years	five years
Vesting period										two years	two years
Exercise Price									$ 34.40	$ 34.40		$ 34.40
Compensation costs | $										$ 0		$ 300,000	$ 1,000,000
Outstanding stock options									0	0		314.25	882.75	0						1,936.00
Exercisable price									$ 0	$ 0		$ 34.40	$ 34.40
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period										five years	five years
Vesting period										two years	two years
Exercise Price			$ 147.00						$ 132.70	$ 132.70		$ 135.60			$ 132.70	$ 135.60	$ 140.60		$ 144.10
Compensation costs | $										$ 200,000		$ 600,000	$ 600,000
Outstanding stock options									427.50	427.50		897.00	925.00	427.50						950.00
Exercisable price									$ 132.70	$ 132.70		$ 135.60	$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period										five years	five years
Vesting period										two years	two years
Exercise Price		$ 147.00							$ 138.70	$ 138.70		$ 141.70			$ 138.70	$ 141.70
Compensation costs | $										$ 300,000		$ 600,000	$ 100,000
Outstanding stock options									21.00	21.00		46.00	50.00	21.00						0
Exercisable price									$ 0	$ 0		$ 0	$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period										five years	five years
Vesting period										two years	two years
Exercise Price									$ 206.00	$ 206.00
Compensation costs | $										$ 1,000,000
Outstanding stock options									200.00	200.00		0		200.00
Exercisable price									$ 0	$ 0
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000
Option expire period	five years
Vesting period	one year
Exercise Price									$ 19.085	$ 19.085		$ 19.085
Compensation costs | $										$ 5,700,000		$ 200,000
Outstanding stock options									4,328	4,328		4,500		4,328
Shares issued | shares	4,500,000
Exercisable price | (per share)	$ 19.085								$ 19.085	$ 19.085		$ 0
IISI Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000
Option expire period	seven years
Vesting period	two years
Exercise Price									$ 14.00	$ 14.00
Compensation costs | $									$ 0
Outstanding stock options									530.00	530.00				530.00
Shares issued | shares						1,335,000
Exercisable price | (per share)									$ 14.00	$ 14.00				$ 14
Shares options | shares					1,665,000